Other Non-current Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of financial liabilities [line items]
Schedule of Non-current Liabilities

At December 31,	2018	2017
Long-term debt – Export Development Canada (i)	$5,958	$8,344
Long-term debt – Province of Ontario (ii)	2,091	2,896
Non-current post-retirement benefit liabilities (iii)	247	330
Capital lease	33	44
Total	8,329	11,614
Less current portion of long-term debt – EDC (note 17)	(1,983)	(2,470)
Less current portion of long-term debt – Province of Ontario (note 17)	(628)	(622)
Less current portion of capital lease (note 17)	(7)	(6)
Total other non-current liabilities	$5,711	$8,516

Export Development Canada [member]
Disclosure of financial liabilities [line items]
Schedule of Change in Carrying Value of Liability

	2018	2017
At January 1,	$8,344	$8,625
Principal repayments during the year	(2,250)	(750)
Interest payments during the year	(1,370)	(1,093)
Interest accretion during the year	1,133	1,306
Revaluation of variable rate long-term debt (note 28)	101	256
At December 31,	$5,958	$8,344

Province of Ontario/Ministry of Research and Innovation ("MRI") [member]
Disclosure of financial liabilities [line items]
Schedule of Change in Carrying Value of Liability

	2018	2017
At January 1,	$2,896	$3,239
Principal repayments during the year	(870)	(888)
Interest payments during the year	(128)	(181)
Interest accretion during the year	416	503
Foreign currency translation	(223)	223
At December 31,	$2,091	$2,896

Post-retirement Benefit [member]
Disclosure of financial liabilities [line items]
Schedule of Change in Carrying Value of Liability

	2018	2017
At January 1,	$330	$377
Current service and net interest cost	122	153
Employer contributions in the year	(122)	(153)
Re-measurement of actuarial liability	(70)	(99)
Foreign currency translation	(13)	52
At December 31,	$247	$330

	2018	2017
Plan assets	$1,777	$1,716
Accrued benefit obligation	(2,024)	(2,046)
Net defined benefit obligation	$(247)	$(330)